Document and Entity Information	Jul. 26, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001399249
Document Type	8-K
Document Period End Date	Jul. 26, 2022
Entity Registrant Name	PZENA INVESTMENT MANAGEMENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33761
Entity Tax Identification Number	20-8999751
Entity Address, Address Line One	320 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	355-1600
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	PZN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false